Fair Value (Details) - Schedule of fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Listed equity securities	$ 17,622	$ 180,201
Derivatives		194,110
Total		374,311
Liabilities
Derivatives	(5,653)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	17,622	180,201
Derivatives
Total		180,201
Liabilities
Derivatives
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Derivatives		194,110
Total		194,110
Liabilities
Derivatives	(5,653)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Derivatives
Total
Liabilities
Derivatives